Nature of Organization and Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash and cash equivalents	$ 230,826		$ 32,092	$ 882,870
Allowance for accounts receivable	0		0	0
Allowance for inventory	0		0	0
Deferred offering costs	199,097		20,000	153,597
Advertising costs	$ 34,000	$ 33,000	33,000	$ 34,000
Income tax likelihood				More than 50 percent
Accrual for interest or penalties
Unrecognized tax benefits
Stock Options [Member]
Diluted loss per share	333,499	0		173.800
Convertible Debt [Member]
Diluted loss per share			25,409,544
One Customer [Member] | Accounts Receivable [Member]
Concentration risk percentage	47.00%		10.00%	68.00%
One Customer [Member] | Revenue [Member]
Concentration risk percentage	55.00%	13.00%
No Customer [Member] | Revenue [Member]
Concentration risk percentage			10.00%
Two Customer [Member] | Revenue [Member]
Concentration risk percentage				10.00%
Customer One [Member] | Revenue [Member]
Concentration risk percentage				38.00%
Customer Two [Member] | Revenue [Member]
Concentration risk percentage				11.00%